Richard H. Kirk Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203-925-3707 richard.kirk@prudential.com

September 16, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:    Initial Registration Statement on Form N-4
    Pruco Life Flexible Premium Variable Annuity Account ("Registrant")
    Pruco Life Insurance Company ("Depositor")

Members of the Commission:
Enclosed for filing on behalf of the above-referenced Registrant is an initial Registration Statement on Form N-4.
The purpose of the N-4 filing is to register the Prudential FlexGuard® Income Select Index-Linked and Variable Annuity B Series. The Annuity will offer contract owners the ability to allocate their premium payment to index-linked crediting strategies as well as a variable investment subaccount under certain circumstances. We are also filing an initial Registration Statement for this Annuity on Form S-3 on behalf of Pruco Life Insurance Company to register the index-linked crediting strategies.
If you have any questions, please call me at (203) 925-3707.
Very truly yours,
/s/ Richard H. Kirk
Richard H. Kirk
Vice President, Corporate Counsel